Fair Value of Financial Instruments - Long Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total long-term debt	$ 785	$ 904	$ 499
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	815	910	500
Unamortized debt issuance costs		(6)	(1)
Total long-term debt		904	499
Carrying Amount | Term loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	500	500	500
Carrying Amount | Senior notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	300	300	0
Carrying Amount | Revolving credit facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	15	110	0
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	827	925	499
Unamortized debt issuance costs		0	0
Total long-term debt		925	499
Fair Value | Term loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	500	500	499
Fair Value | Senior notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	312	315	0
Fair Value | Revolving credit facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 15	$ 110	$ 0